Allowance for Loan Losses, by class of loan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	$ 11,805,986	$ 12,736,921	$ 15,649,594
Charge-Offs	(5,104,491)	(6,227,716)	(10,454,175)
Recoveries	792,821	811,781	756,735
Provision	1,308,000	4,485,000	6,784,767
Ending Balance	8,802,316	11,805,986	12,736,921
Loan balance for reviewing high risk loans minimum	250,000	250,000	50,000
Financing receivable transfer from individual impairment review to collective impairment review		4,100,000
Impaired loans below the $250,000 review threshold	3,885,411	2,821,199
Amount of impaired loans below old individual impairment review level of $50,000			1,026,624
Substandard [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Substandard loans, not classified as impaired	9,356,253	6,664,935
Specific allocation associated with Substandard loans	747,982	260,742
Commercial [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	1,017,073	981,021	1,070,560
Charge-Offs	(624,944)	(120,690)	(653,389)
Recoveries	76,002	55,829	139,802
Provision	29,430	100,913	424,048
Ending Balance	497,561	1,017,073	981,021
Agricultural [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	293,886	296,175	297,168
Charge-Offs	0	(34,502)	(3,028)
Recoveries	2,700	6,200	0
Provision	7,586	26,013	2,035
Ending Balance	304,172	293,886	296,175
Commercial Construction [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	1,782,179	1,890,200	3,122,594
Charge-Offs	(1,543,099)	(2,071,162)	(4,106,124)
Recoveries	485,005	253,459	209,352
Provision	498,610	1,709,682	2,664,378
Ending Balance	1,222,695	1,782,179	1,890,200
Residential Construction [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	138,092	138,092	138,092
Charge-Offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending Balance	138,092	138,092	138,092
Commercial Real Estate [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	4,379,276	5,162,839	6,448,064
Charge-Offs	(1,326,825)	(2,872,408)	(4,325,642)
Recoveries	90,042	297,984	232,880
Provision	522,284	1,790,861	2,807,537
Ending Balance	3,664,777	4,379,276	5,162,839
Residential [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	3,278,269	3,405,947	3,695,357
Charge-Offs	(1,033,966)	(706,242)	(960,620)
Recoveries	31,127	64,583	47,690
Provision	149,897	513,981	623,520
Ending Balance	2,425,327	3,278,269	3,405,947
Farmland [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	311,494	290,526	364,663
Charge-Offs	(233,580)	(20,977)	(224,725)
Recoveries	20,000	21,762	4,716
Provision	5,886	20,183	145,872
Ending Balance	103,800	311,494	290,526
Consumer [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	243,253	227,774	205,154
Charge-Offs	(342,077)	(397,822)	(169,249)
Recoveries	72,477	93,520	81,956
Provision	93,261	319,781	109,913
Ending Balance	66,914	243,253	227,774
Other [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	362,464	344,347	307,942
Charge-Offs	0	(3,913)	(11,398)
Recoveries	15,468	18,444	40,339
Provision	1,046	3,586	7,464
Ending Balance	$ 378,978	$ 362,464	$ 344,347